Segment information (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

	06/30/2026
	Pulp	Paper	Total
Net sales	17,101,601	5,456,948	22,558,549
Domestic market (Brazil)	855,842	3,517,002	4,372,844
Foreign market	16,245,759	1,939,946	18,185,705
Cost of sales	(12,568,020)	(4,001,021)	(16,569,041)

Adjusted EBITDA	8,240,312	1,044,439	9,284,751
Adjustments to EBITDA (*)			1,218,270
Depreciation, depletion and amortization			(5,939,254)
Financial result			4,606,016
Net income before taxes			9,169,783

	06/30/2025
	Pulp	Paper	Total
Net sales	18,899,505	5,949,311	24,848,816
Domestic market (Brazil)	934,903	3,487,753	4,422,656
Foreign market	17,964,602	2,461,558	20,426,160
Cost of sales	(12,240,678)	(4,096,613)	(16,337,291)

Adjusted EBITDA	9,632,109	1,321,083	10,953,192
Adjustments to EBITDA (*)			(482,327)
Depreciation, depletion and amortization			(5,336,686)
Financial result			12,121,178
Net income before taxes			17,255,357

	06/30/2026	06/30/2025
(*) Adjustments to EBITDA
Fair Value - Biological Asset	1,157,728	(73,248)
Loss from associates and joint ventures	(25,596)	(189,082)
Impairment of subsidiaries (1)		(76,066)
Income (loss) on disposal and write-off of non-current assets	188,297	(48,033)
(Provision)/Reversals for losses on ICMS credits (note 13.1)	3,856	(83,940)
Expenses on Asset Acquisition and Business Combinations (2)	(59,211)	(9,197)
Restructuring expenses (3)	(44,441)	(50)
Others (4)	(2,363)	(2,711)
	1,218,270	(482,327)

(1)Refers to the impairment of the investment in the subsidiary Suzano Finland Oy, as detailed in Note 18.3.
(2)Acquisition-related costs associated with business combinations, including fees paid to external advisors and professional service providers, such as legal, accounting, valuation and other consulting services, administrative expenses related to acquisition processes, and other costs directly attributable to the execution of such transactions.
(3)Costs incurred directly in connection with restructuring initiatives, including changes to the management, administrative, and organizational structure, and costs associated with the discontinuation of operations.
(4)It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; (ii) write-off of stacked wood inventory; and (iii) extemporaneous tax credits.

Disclosure of products and services [text block]

	06/30/2026	06/30/2025
Products
Market pulp (1)	17,101,601	18,899,505
Printing and writing paper (2)	3,691,432	3,912,113
Paperboard	1,748,983	2,017,848
Other	16,533	19,350
	22,558,549	24,848,816
(1)Net sales of fluff pulp represent 0.6% of total net sales, and therefore were included in market pulp net sales. (0.7% as at June 30, 2025).
(2)Net sales of tissue represent 6.3% of total net sales, and therefore were included in printing and writing paper net sales. (5.6% as at June 30, 2025).

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments	The allocation of goodwill is set out below:

	06/30/2026	12/31/2025
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242